Taxes Payable (Tables)	12 Months Ended
Oct. 31, 2022
Taxes Payable Abstract
Schedule of taxes payable
	October 31, 2022	October 31, 2021
Value-added tax, net	890,620	1,056,332
Company Income tax	1,645,556	1,950,976
Other taxes	116,678	83,321
Total	2,652,854	2,923,987